INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 212,024	$ 186,884
Offsetting presentation	(207,389)	(178,618)
Net Effect	4,635	8,266	$ 6,097
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	6,105	7,433
Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	10,906	11,267
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	19,072	19,276
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	10,125	11,657
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	9,761	4,348
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	109,320	62,706
Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,532	5,941
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,443	21,354
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,001	5,149
Intangible revaluation difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,651	10,389
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 21,108	$ 27,364